Long-Term Debt, Annual Principal Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 23, 2021	Apr. 27, 2021	Jan. 22, 2021	Dec. 31, 2019	Nov. 22, 2019
Long-Term Debt [Abstract]
Minimum liquidity deposits	$ 4,600,000
Retention deposits	1,400,000
Restricted cash	3,830,000	$ 500,000				$ 500,000
Annual Principal Payments [Abstract]
Total long-term debt	103,761,500	13,450,000
Interest incurred on long-term debt	2,232,843	1,030,925
$11.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	11,000,000.0						$ 11,000,000.0
Restricted cash		500,000
Minimum liquidity deposit per vessel		250,000
Annual Principal Payments [Abstract]
Total long-term debt	7,800,000	9,400,000
$18.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	18,000,000.0			$ 18,000,000.0
Annual Principal Payments [Abstract]
Total long-term debt	16,300,000	0
$15.29 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	15,290,000				$ 15,290,000
Dry-dock reserve accounts	200,000
Annual Principal Payments [Abstract]
Total long-term debt	13,877,000	0
$40.75 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	40,750,000		$ 40,750,000
Dry-dock reserve accounts	200,000
Annual Principal Payments [Abstract]
Total long-term debt	39,596,000	$ 0
Long-Term Debt (Including Related Party Debt) [Member]
Annual Principal Payments [Abstract]
2022	16,688,000
2023	14,743,400
2024	16,604,400
2025	24,545,400
2026	31,180,300
Total long-term debt	$ 103,761,500
Weighted average interest rate	3.60%	5.00%